Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows.

	Asset management and professional consultancy services segment	Construction and engineering services segment	Asset management and professional consultancy services segment	Design, supply and installation of storage racking system segment
	Acquisition of Reitar Capital Partners Limited (i)	Acquisition of Alvin Design (ii)	Acquisition of WLN (iii)	Acquisition of Jingxing (iv)	Total
	HK$	HK$	HK$	HK$	HK$
BALANCE, March 31, 2024
Goodwill	34,066,838	1,500,000	—	—	35,566,838
Accumulated impairment losses	—	(1,500,000)	—	—	(1,500,000)
	34,066,838	—	—	—	34,066,838

Goodwill acquired during year	—	—	1,057,302	—	1,057,302
Impairment losses	—	—	—	—	—

BALANCE, March 31, 2025
Goodwill	34,066,838	1,500,000	1,057,302	—	36,624,140
Accumulated impairment losses	—	(1,500,000)	—	—	(1,500,000)
	34,066,838	—	1,057,302	—	35,124,140

Goodwill acquired during year	—	—	—	193,445,481	193,445,481
Impairment losses	—	—	—	—	—

BALANCE, March 31, 2026
Goodwill	34,066,838	1,500,000	1,057,302	193,445,481	230,069,621
Accumulated impairment losses	(34,066,838)	(1,500,000)	(1,057,302)	—	(36,624,140)
	—	—	—	193,445,481	193,445,481

BALANCE, March 31, 2026 (US$)	—	—	—	24,674,168	24,674,168